Statements of Operations (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Selling, general and admininistrative	$ 76,920	$ 128,940
Total operating expenses	76,920	128,940
Income (loss) from operations	(76,920)	(128,940)
OTHER INCOME
Interest income	2,823	0
Net income (loss) from continuing operations	(74,087)	(128,940)
Net income (loss) from discontinued operations	(115,264)	90,951
Net income (loss)	$ (189,361)	$ (37,989)
Basic and diluted average weighted shares outstanding	9,551,886	9,478,038
Basic and diluted net loss per share from continuing operations	$ (0.02)	$ (0.01)
Basic and diluted net loss per share from discontinued operations	$ 0.00	$ 0.01
Basic and diluted net income (loss) per share	$ (0.02)	$ 0.0